COMMON STOCK WARRANT LIABILITY - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 23, 2021	Dec. 23, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 22, 2021	Sep. 30, 2017
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	85,750,000				41,400,000	2
Convertible preferred stock warrant liability				$ 2,960
Change in fair value of preferred stock warrant liability				$ 1,200
Sponsor earnback warrants (in shares)	14,783,333
Sponsor earnback warrants vested (in shares)		14,783,333
Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	44,350,000
Convertible preferred stock warrant liability	$ 812,000		$ 1,394,800
Change in fair value of preferred stock warrant liability			$ 582,800